Acquisition (Detail Textuals) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 04, 2018	Apr. 24, 2018	Dec. 31, 2018	Oct. 09, 2018
Business Acquisition [Line Items]
Intangible assets acquired	$ 110,000
Net assets assumed	$ 2,485,000
Grapevine Logic, Inc. ("Grapevine")
Business Acquisition [Line Items]
Percentage of ownership interest acquired	65.65%
Cash paid to acquire entity	$ 2,400,000
Net assets assumed	$ 149,000
Grapevine Logic, Inc. ("Grapevine") | Bruno Wu ("Mr.Wu")
Business Acquisition [Line Items]
Percentage of non voting stock by equity holder	34.35%
Grapevine Logic, Inc. ("Grapevine") | Influence network
Business Acquisition [Line Items]
Weighted-average useful life			10 years
Grapevine Logic, Inc. ("Grapevine") | Customer contracts
Business Acquisition [Line Items]
Weighted-average useful life			3 years
Grapevine Logic, Inc. ("Grapevine") | Trade name
Business Acquisition [Line Items]
Weighted-average useful life			15 years
Grapevine Logic, Inc. ("Grapevine") | Technology platform
Business Acquisition [Line Items]
Weighted-average useful life			7 years
Shanghai GuangMing Investment Management ("Shanghai GuangMing")
Business Acquisition [Line Items]
Percentage of ownership interest acquired		100.00%
Total purchase price paid		$ 360,000
TPJ Ltd | Joint venture agreement
Business Acquisition [Line Items]
Percentage of ownership interest acquired				75.00%